Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NET SALES	$ 62,714	$ 60,205	$ 56,561
COST OF SALES	30,741	29,426	27,317
GROSS PROFIT	31,973	30,779	29,244
OPERATING EXPENSES
Research and development (a)	19,766	17,989	15,645
Selling, general and administrative (a)	20,332	19,047	19,481
Litigation income		(19)	(23)
Total operating expenses	40,098	37,017	35,103
LOSS FROM OPERATIONS	(8,125)	(6,238)	(5,859)
NON-OPERATING INCOME
Interest income	369	344	301
Foreign exchange gain, net	108	53	63
Net gain recognized on long-term investments (note 8)	9,916
Gain on sale of long-term investments (note 8)		20	948
Gain on sale of real estate (note 9)			1,725
Other, net	961	686	894
Total non-operating income	11,354	1,103	3,931
INCOME (LOSS) BEFORE INCOME TAX	3,229	(5,135)	(1,928)
INCOME TAX EXPENSE (note 12)	1,141	1,010	1,058
NET INCOME (LOSS)	2,088	(6,145)	(2,986)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECT OF NIL
Foreign currency translation adjustments	(677)	984	(397)
Unrealized (loss)gain on available-for-sale investments (note 8)		(1)	1
Unrealized pension gain (loss)	14	(61)	(13)
Total other comprehensive (loss) income	(663)	922	(409)
COMPREHENSIVE INCOME (LOSS)	$ 1,425	$ (5,223)	$ (3,395)
EARNINGS (LOSS) PER SHARE (note 15)
Basic (in dollars per share)
Diluted (in dollars per share)
NUMBER OF SHARES USED IN EARNINGS (LOSS) PER SHARE CALCULATION:
Basic (in thousands) (in shares)	1,300,795	1,288,977	1,282,141
Diluted (in thousands) (in shares)	1,330,822	1,288,977	1,282,141
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	$ 241	$ 221	$ 231
Selling, general and administrative	$ 1,180	$ 1,368	$ 1,375